Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 01, 2018
Registrant Name	dei_EntityRegistrantName	Advisors Preferred Trust
Central Index Key	dei_EntityCentralIndexKey	0001556505
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	apt
Document Creation Date	dei_DocumentCreationDate	Jan. 29, 2018
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2018
Prospectus Date	rr_ProspectusDate	Feb. 01, 2018
Spectrum Low Volatility Fund Investor Class Shares | Spectrum Low Volatility Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: SPECTRUM LOW VOLATILITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Spectrum Low Volatility Fund’s (the “Fund”) investment objective is total return with lower downside volatility and risk compared to major stock market indices.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2017, the Fund’s portfolio turnover rate was 319% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	319.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s adviser delegates execution of the Fund’s investment strategy to a sub-adviser. The sub-adviser uses a flexible investment approach to seek total return from capital appreciation and income from interest payments while managing downside volatility and risk. Low volatility in the Fund’s name refers to the sub-adviser’s strategy of attempting to limit the Fund’s investment losses such that they will be less than the S&P 500 Index losses over any 12-month period when the stock market is trending lower. However, the sub-adviser will not attempt to constrain the Fund’s upside volatility in rising markets. During favorable market conditions (when the sub-adviser believes security prices will be stable or rising) the sub-adviser leverages the Fund’s investment portfolio through swap contracts and/or borrowing to invest in more securities. During unfavorable market conditions, the sub-adviser emphasizes capital preservation by increasing the Fund’s allocation to cash equivalents and reducing leverage.

The Fund invests in a diversified portfolio of primarily income-producing fixed income securities. The sub-adviser does not select individual bonds or other fixed income securities but instead, invests the Fund’s assets in open-end investment companies (“mutual funds”) and exchange-traded funds (“ETFs”) that each invests primarily in fixed rate or floating rate fixed income securities. The Fund invests without restriction as to issuer type, country, capitalization, credit quality or maturity of individual securities held by the mutual funds and ETFs in which it invests. The mutual funds and ETFs may invest in foreign countries including emerging markets. When the sub-adviser believes market conditions for lower-quality debt are favorable, the Fund will primarily invest in mutual funds and ETFs that invest in income-producing high-yield fixed income securities commonly known as “junk” bonds. The Fund defines junk bonds as those rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”), or, if unrated, determined by the sub-adviser to be of similar credit quality. The sub-adviser selects mutual funds and ETFs that have high “Volatility Adjusted Returns” (“VAR”) and low risk (defined as return volatility). The sub-adviser also considers mutual fund and ETF fees, management experience and liquidity. The sub-adviser selects swap counterparties it believes to be credit worthy and does not invest more than 25% of Fund assets in swap contracts with any one counterparty.

By focusing on market conditions and VAR, the sub-adviser believes the Fund should maintain returns with lower downside volatility and risk compared to major stock market indices. The sub-adviser sells securities, and reduces swap positions and borrowing, when it believes market conditions have become unfavorable or when more attractive investments are available. Additionally, the sub-adviser may employ a long/short strategy through inverse ETFs and swaps to reduce market risk, to negate recessionary credit risk or interest rate risk. The long/short strategy seeks to enhance returns by taking short positions in sectors the sub-adviser believes are less attractive while maintaining long positions in sectors the sub-adviser believes are more attractive. The sub-adviser may engage in frequent trading to achieve the Fund’s investment objective, which may result in turnover in excess of 100%.

The sub-adviser believes the consistency of its execution of both its investment strategy and its risk management strategy is reflected in the following biblical quote.

“Steady plodding brings prosperity; hasty speculation brings poverty.”

(Proverbs 21:5, Living Bible)

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s Net Asset Value and performance. The following risks apply to the Fund directly and indirectly through the Fund’s investment in mutual funds and ETFs.

Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, interest rate risk may be heightened. The credit quality of securities may be lowered if an issuer’s financial condition deteriorates and issuers may default on their interest and or principal payments. Bonds may become illiquid.

Derivatives Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market securities also tend to be less liquid.

Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social and economic conditions.

Junk Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to a reorganization proceeding may become worthless and are illiquid.

Leverage Risk: Derivatives also magnify losses because they require only a small investment relative to their notional amount. Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

Management Risk: The sub-adviser’s reliance on its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.

Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets.

Mutual Fund and ETF Risk: Mutual funds and ETFs involve duplication of investment advisory fees and certain other expenses. ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Short Position Risk: The Fund’s short swap positions may result in a loss if the price of the short position instruments rise. In contrast to long positions, the potential loss on the Fund’s short swap positions is unlimited. Inverse ETFs will limit the Fund’s participation in market wide gains.

Small and Medium Capitalization Risk: The value of small or medium capitalization company securities may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s portfolio turnover rate is expected to be above 100% annually.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thespectrumfunds.com or by calling 1-866-862-9686.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-862-9686
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thespectrumfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	6/30/2016	4.53%
Lowest Quarter:	9/30/2014	-1.71%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.71%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2017)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance does not reflect deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Spectrum Low Volatility Fund Investor Class Shares | Spectrum Low Volatility Fund | S&P/LSTA Leveraged Loan 100 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.30%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.04%	[1]
Spectrum Low Volatility Fund Investor Class Shares | Spectrum Low Volatility Fund | 50/50 Barclays VLYHI/S&P Leveraged Loan Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.06%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%	[2]
Spectrum Low Volatility Fund Investor Class Shares | Spectrum Low Volatility Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SVARX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.15%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.03%	[3]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.10%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 313
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	957
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,625
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,411
Annual Return 2014	rr_AnnualReturn2014	2.41%
Annual Return 2015	rr_AnnualReturn2015	1.08%
Annual Return 2016	rr_AnnualReturn2016	16.45%
Annual Return 2017	rr_AnnualReturn2017	8.26%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	8.26%
Since Inception	rr_AverageAnnualReturnSinceInception	6.87%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
Spectrum Low Volatility Fund Investor Class Shares | Spectrum Low Volatility Fund | Investor Class Shares | Return after taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.24%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
Spectrum Low Volatility Fund Investor Class Shares | Spectrum Low Volatility Fund | Investor Class Shares | Return after taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.70%
Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Spectrum Advisors Preferred Fund Investor Class Shares | Spectrum Advisors Preferred Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: SPECTRUM ADVISORS PREFERRED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Spectrum Advisors Preferred Fund’s (the “Fund”) investment objective is long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period ended September 30, 2017, the Fund’s portfolio turnover rate was 260% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	260.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s adviser delegates execution of the Fund’s investment strategy to a sub-adviser. The sub-adviser seeks long term capital appreciation by investing in a diversified portfolio of other investment companies using a “performance upgrading” strategy that pursues positive alpha while managing return volatility. Positive alpha refers to returns that are higher than overall market returns. The sub-adviser’s performance upgrading strategy seeks to identify other investment companies that have investment advisers that the sub-adviser believes are superior stock market managers with a historically strong record of performance. Thus, performance upgrading refers to the sub-adviser’s selection of investment companies that it believes will have the highest returns among their peers. The sub-adviser will also implement modest leverage to enhance returns when it believes market conditions are favorable. Also, when it believes market conditions, or certain market sector conditions are unfavorable, the sub-adviser will reduce market exposure by using a long/short strategy of buying what it believes to be the best performing funds while taking a short swap position in a stock market indexes.

During favorable market conditions (when the sub-adviser believes security prices will be stable or rising) the sub-adviser leverages the Fund’s investment portfolio through swap contracts and/or borrowing to invest in more securities. During unfavorable market conditions the sub-adviser emphasizes capital preservation by increasing the Fund’s allocation to cash equivalents, fixed income securities and reducing leverage. The sub-adviser does not select individual fixed income securities but instead, invests the Fund’s assets in open-end investment companies (“mutual funds”) and exchange-traded funds (“ETFs”) that each invests primarily in fixed income securities. The Fund invests without restriction as to issuer type, capitalization, credit quality or maturity of individual securities held by the mutual funds and ETFs in which it invests. These investments include high-yield fixed income securities commonly known as “junk” bonds. The Fund defines junk bonds as those rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”), or, if unrated, determined by the sub-adviser to be of similar credit quality.

The Fund invests primarily in a diversified portfolio of domestic equity securities. The sub-adviser does not select individual stocks but instead, invests the Fund’s assets in mutual funds and ETFs that each invest primarily in equity securities. The Fund invests without restriction as to issuer market capitalization, market sector or industry. The sub-adviser selects mutual funds and ETFs that have relatively strong recent returns and low risk (defined as return volatility). The sub-adviser also considers mutual fund and ETF size, fees, management experience and liquidity. The sub-adviser selects swap counterparties it believes to be credit worthy and does not invest more than 25% of Fund assets in swap contracts with any one counterparty.

By focusing on market conditions and its performance upgrading strategy, the sub-adviser believes the Fund should maintain returns with lower downside volatility and risk compared to major stock market indices. The sub-adviser sells securities, and reduces swap positions and borrowing, when it believes market conditions have become unfavorable or when more attractive investments are available. Additionally, the sub-adviser may employ a long/short strategy through inverse ETFs and swaps to reduce market risk and seek to negate recessionary equity market risk. The long/short strategy seeks to enhance returns by taking short positions in equity sectors the sub-adviser believes are less attractive while maintaining long positions in equity sectors the sub-adviser believes are more attractive. The sub-adviser may engage in frequent trading to achieve the Fund’s investment objective, which may result in turnover in excess of 100%.

The sub-adviser believes the consistency of its execution of both its investment strategy and its risk management strategy is reflected in the following biblical quote.

“Steady plodding brings prosperity; hasty speculation brings poverty.”

(Proverbs 21:5, Living Bible)

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance. The following risks apply to the Fund directly and indirectly through the Fund’s investment in mutual funds and ETFs.

Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened. The credit quality of securities may be lowered if an issuer’s financial condition deteriorates and issuers may default on their interest and or principal payments. Bonds may become illiquid.

Derivatives Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

Equity Risk: The NAV of the Fund will fluctuate based on changes in the value of the equity securities in which it invests. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Inverse ETF Risk: Inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. Inverse ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present.

Junk Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to a reorganization proceeding may become worthless and are illiquid.

Leverage Risk: Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed. Derivatives also magnify losses because they require only a small investment relative to their notional amount.

Management Risk: The sub-adviser’s reliance on its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.

Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets.

Mutual Fund and ETF Risk: Mutual funds and ETFs involve duplication of investment advisory fees and certain other expenses. ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Short Position Risk: The Fund’s short swap positions may result in a loss if the price of the short position instruments rise. In contrast to long positions, the potential loss on the Fund’s short swap positions is unlimited. Inverse ETFs will limit the Fund’s participation in market wide gains.

Small and Medium Capitalization Risk: The value of small or medium capitalization company securities may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s portfolio turnover rate is expected to be above 100% annually.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thespectrumfunds.com or by calling 1-866-862-9686.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-862-9686
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thespectrumfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	3/31/2017	4.39%
Lowest Quarter:	6/30/2016	0.54%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.54%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2017)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance does not reflect deductions for fees, expenses or taxes
Spectrum Advisors Preferred Fund Investor Class Shares | Spectrum Advisors Preferred Fund | S&P 500 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.83%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	11.89%	[6]
Spectrum Advisors Preferred Fund Investor Class Shares | Spectrum Advisors Preferred Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SAPEX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.60%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	808
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,380
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,934
Annual Return 2016	rr_AnnualReturn2016	8.54%
Annual Return 2017	rr_AnnualReturn2017	15.32%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	15.32%
Since Inception	rr_AverageAnnualReturnSinceInception	5.70%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2015
Spectrum Advisors Preferred Fund Investor Class Shares | Spectrum Advisors Preferred Fund | Investor Class Shares | Return after taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.97%
Spectrum Advisors Preferred Fund Investor Class Shares | Spectrum Advisors Preferred Fund | Investor Class Shares | Return after taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.17%
Since Inception	rr_AverageAnnualReturnSinceInception	4.15%
Spectrum Low Volatility Fund Advisor Class Shares | Spectrum Low Volatility Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Spectrum Low Volatility Fund’s (the “Fund’s) investment is objective is total return with lower downside volatility and risk compared to major stock market indices.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2017, the Fund’s portfolio turnover rate was 319% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	319.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund’s Advisor Class Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s adviser delegates execution of the Fund’s investment strategy to a sub-adviser. The sub-adviser uses a flexible investment approach to seek total return from capital appreciation and income from interest payments while managing downside volatility and risk. Low volatility in the Fund’s name refers to the sub-adviser’s strategy of attempting to limit the Fund’s investment losses such that they will be less than the S&P 500 Index losses over any 12-month period when the stock market is trending lower. However, the sub-adviser will not attempt to constrain the Fund’s upside volatility in rising markets. During favorable market conditions (when the sub-adviser believes security prices will be stable or rising) the sub-adviser leverages the Fund’s investment portfolio through swap contracts and/or borrowing to invest in more securities. During unfavorable market conditions the sub-adviser emphasizes capital preservation by increasing the Fund’s allocation to cash equivalents and reducing leverage.

The Fund invests in a diversified portfolio of primarily income-producing fixed income securities. The sub-adviser does not select individual bonds or other fixed income securities but instead, invests the Fund’s assets in open-end investment companies (“mutual funds”) and exchange-traded funds (“ETFs”) that each invest primarily in fixed rate or floating rate fixed income securities. The Fund invests without restriction as to issuer type, country, capitalization, credit quality or maturity of individual securities held by the mutual funds and ETFs in which it invests. The mutual funds and ETFs may invest in foreign countries including emerging markets. When the sub-adviser believes market conditions for lower-quality debt are favorable, the Fund will primarily invest in mutual funds and ETFs that invest in income-producing high-yield fixed income securities commonly known as “junk” bonds. The Fund defines junk bonds as those rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”), or, if unrated, determined by the sub-adviser to be of similar credit quality. The sub-adviser selects mutual funds and ETFs that have high “Volatility Adjusted Returns” (“VAR”) and low risk (defined as return volatility). The sub-adviser also considers mutual fund and ETF fees, management experience and liquidity. The sub-adviser selects swap counterparties it believes to be credit worthy and does not invest more than 25% of Fund assets in swap contracts with any one counterparty.

By focusing on market conditions and VAR, the sub-adviser believes the Fund should maintain returns with lower downside volatility and risk compared to major stock market indices. The sub-adviser sells securities, and reduces swap positions and borrowing, when it believes market conditions have become unfavorable or when more attractive investments are available. Additionally, the sub-adviser may employ a long/short strategy through inverse ETFs and swaps to reduce market risk, to negate recessionary credit risk or interest rate risk. The long/short strategy seeks to enhance returns by taking short positions in sectors the sub-adviser believes are less attractive while maintaining long positions in sectors the sub-adviser believes are more attractive. The sub-adviser may engage in frequent trading to achieve the Fund’s investment objective, which may result in turnover in excess of 100%.

The sub-adviser believes the consistency of its execution of both its investment strategy and its risk management strategy is reflected in the following biblical quote:

“Steady plodding brings prosperity; hasty speculation brings poverty.”

(Proverbs 21:5, Living Bible)

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund directly and indirectly through the Fund’s investment in mutual funds and ETFs.

Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, interest rate risk may be heightened. The credit quality of securities may be lowered if an issuer’s financial condition deteriorates and issuers may default on their interest and or principal payments. Bonds may become illiquid.

Derivatives Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market securities also tend to be less liquid.

Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social and economic conditions.

Junk Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to a reorganization proceeding may become worthless and are illiquid.

Leverage Risk: Derivatives also magnify losses because they require only a small investment relative to their notional amount. Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

Management Risk: The sub-adviser’s reliance on its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.

Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets.

Mutual Fund and ETF Risk: Mutual funds and ETFs involve duplication of investment advisory fees and certain other expenses. ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Short Position Risk: The Fund’s short swap positions may result in a loss if the price of the short position instruments rise. In contrast to long positions, the potential loss on the Fund’s short swap positions is unlimited. Inverse ETFs will limit the Fund’s participation in market wide gains.

Small and Medium Capitalization Risk: The value of small or medium capitalization company securities may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s portfolio turnover rate is expected to be above 100% annually.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. As the Advisor Class shares have not commenced operations, the bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thespectrumfunds.com or by calling 1-866-862-9686.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Advisor Class shares have not commenced operations
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-862-9686
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thespectrumfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	6/30/2016	4.53%
Lowest Quarter:	9/30/2014	-1.71%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.71%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns Investor Class Shares (For the periods ended December 31, 2017)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance does not reflect deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Spectrum Low Volatility Fund Advisor Class Shares | Spectrum Low Volatility Fund | S&P/LSTA Leveraged Loan 100 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.30%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.04%	[1]
Spectrum Low Volatility Fund Advisor Class Shares | Spectrum Low Volatility Fund | 50/50 Barclays VLYHI/S&P Leveraged Loan Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.06%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%	[2]
Spectrum Low Volatility Fund Advisor Class Shares | Spectrum Low Volatility Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SVARX
Annual Return 2014	rr_AnnualReturn2014	2.41%
Annual Return 2015	rr_AnnualReturn2015	1.08%
Annual Return 2016	rr_AnnualReturn2016	16.45%
Annual Return 2017	rr_AnnualReturn2017	8.26%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	8.26%
Since Inception	rr_AverageAnnualReturnSinceInception	6.87%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
Spectrum Low Volatility Fund Advisor Class Shares | Spectrum Low Volatility Fund | Investor Class Shares | Return after taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.24%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
Spectrum Low Volatility Fund Advisor Class Shares | Spectrum Low Volatility Fund | Investor Class Shares | Return after taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.70%
Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Spectrum Low Volatility Fund Advisor Class Shares | Spectrum Low Volatility Fund | Advisor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SVASX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.03%	[3]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 338
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,030
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,640

[1]	The S&P/LSTA Leveraged Loan 100 Index is designed to reflect the performance of the largest facilities in the leveraged loan market. Investors cannot invest directly in an index and the S&P/LSTA Leveraged Loan 100 Index performance does not reflect deductions for fees, expenses or taxes.
[2]	The 50/50 Barclays VLYHI/S&P Leveraged Loan Index gives 50% weight to the Barclays VLYHI Index and 50% weight to the S&P Leveraged Loan Index. Barclays VLYHI benchmark includes publicly issued U.S. dollar denominated non-investment grade, fixed-rate taxable corporate bonds that have a remaining maturity of at least one year, regardless of optionality. The bonds are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody's, S&P, and Fitch, respectively (before July 1, 2005, the lower of Moody's and S&P was used.) Included issues consist of only the three largest bonds from each issuer that have a minimum amount outstanding of $500 million or more (face value) and less than five years from issue date. S&P Leveraged Loan Index is designed to reflect the performance of the largest facilities in the leveraged loan market.
[3]	Shareholder Service Expenses may include sub-transfer agent and sub-custodian fees.
[4]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.
[5]	The inception date of the Fund's Investor Class shares is December 16, 2013.
[6]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of all dividends. This index is widely used by profession investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index. The S&P 500 Total Return Index performance does not reflect deductions for fees, expenses or taxes.
[7]	The Fund commenced operations on June 1, 2015.
[8]	The inception date of the Fund's Investor Class shares is December 16, 2013. The Advisor Class shares have not commenced operations.